Expense Example ((Redwood Fund), USD $)	0 Months Ended
Jun. 26, 2014
(Redwood Fund - Class A) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 658
Expense Example, with Redemption, 3 Years	991
Expense Example, with Redemption, 5 Years	1,347
Expense Example, with Redemption, 10 Years	2,346
(Redwood Fund - Class I) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
(Redwood Fund - Class R6) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	$ 1,487